OTHER ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2023
Other Accounts Receivable Abstract
OTHER ACCOUNTS RECEIVABLE
NOTE 9:-	OTHER ACCOUNTS RECEIVABLE

	December 31,
	2023	2022

Interest receivable	53	190
Government authorities	298	616
Advances to supplies	328	54
Prepaid expenses	552	469
Others	561	583

	1,792	1,912